Statement of directors approval	12 Months Ended
Dec. 31, 2025
Statement of directors' approval
Statement of directors' approval	2. Statement of directors’ approval The consolidated financial statements were approved for issue by the board of directors of AMPSA (the “Board”) on February 24, 2026.